Loans Receivable and Allowance for Loan Losses (Impaired Loans Acquired in North Penn Acquisition) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accretable discount	$ 76	$ 171	$ 329
North Penn Bancorp, Inc. [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Unpaid principal balance		1,936
Interest		1,669
Contractual cash flows		3,605
Non-accretable discount		(1,724)
Expected cash flows		1,881
Accretable discount		(329)
Estimated fair value		$ 1,552